Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long-term Debt
Schedule of contractual debt maturities

	Payments Due by Period
		Less Than	One to	Three to	More Than
	Total	One Year	Three Years	Five Years	Five Years
Warehouse borrowings	$285,539	$285,539	$—	$—	$—
Convertible notes	20,000	20,000	—	—	—
Long-term debt	62,000	—	—	—	62,000
Total debt obligations	$367,539	$305,539	$—	$—	$62,000

Schedule of information on warehouse borrowings

	Maximum	Balance Outstanding at
	Borrowing	March 31,	December 31,
	Capacity	2022	2021	Maturity Date
Short-term borrowings:
Repurchase agreement 1	$50,000	$20,174	$30,009	May 24, 2022
Repurchase agreement 2	200,000	84,512	153,006	September 13, 2022
Repurchase agreement 3	300,000	27,601	56,794	September 23, 2022
Repurchase agreement 4	50,000	18,434	45,730	March 31, 2023
Total warehouse borrowings	$600,000	$150,721	$285,539

The following table presents certain information on warehouse borrowings for the periods indicated:

	Maximum	Balance Outstanding at		Allowable
	Borrowing	December 31,	December 31,	Advance	Rate
	Capacity	2021	2020	Rates (%)	Range	Maturity Date
Short-term borrowings:
Repurchase agreement 1(1)	$65,000	$30,009	$49,963	90 - 98	1ML + 2.00 - 2.25%	March 24, 2022
Repurchase agreement 2	200,000	153,006	51,310	100	1ML + 1.75%	September 13, 2022
Repurchase agreement 3	300,000	56,794	50,659	100	Note Rate - 0.375%	September 23, 2022
Repurchase agreement 4	50,000	45,730	—	99	Note Rate - 0.50 - 0.75%	March 31, 2022
Total warehouse borrowings	$615,000	$285,539	$151,932
(1)	The maximum borrowing capacity of repurchase agreement 1 was temporarily increased to $65.0 million from $50.0 million until February 25, 2022.

The following table presents certain information on warehouse borrowings for the periods indicated:

	For the Year Ended
	December 31,
	2021	2020
Maximum outstanding balance during the year	$336,648	$810,818
Average balance outstanding for the year	191,794	252,565
UPB of underlying collateral (mortgage loans)	296,841	153,675
Weighted average interest rate for period	3.41%	3.74%

Schedule of certain information on MSR Financings

	For the Year Ended
	December 31,
	2021	2020
Maximum outstanding balance during the year	$—	$15,000
Average balance outstanding for the year	—	2,943
Weighted average rate for period	—%	3.91%

Junior subordinated notes
Long-term Debt
Schedule of remaining principal balance and fair value

	March 31,	December 31,
	2022	2021
Junior Subordinated Notes (1)	$62,000	$62,000
Fair value adjustment	(14,451)	(15,464)
Total Junior Subordinated Notes	$47,549	$46,536
(1)	Stated maturity of March 2034; requires quarterly interest payments at a variable rate of 3-month LIBOR plus 3.75% per annum.

(1)	Stated maturity of March 2034; requires quarterly interest payments at a variable rate of 3-month LIBOR plus 3.75% per annum. At December 31, 2021, the interest rate was 3.97%.